Leases - Schedule of Lease Maturity (Details) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Operating Leases
2027	$ 50
2028	56
2029	57
2030	52
2031	48
Thereafter	286
Total lease payments	549
Less imputed interest	(117)
Total	432	$ 346
Less: current portion of lease liabilities	(39)	(30)
Non-current portion of lease liabilities	393	316
Finance Leases
2027	26
2028	21
2029	15
2030	0
2031	0
Thereafter	0
Total lease payments	62
Less imputed interest	(3)
Total finance lease liabilities	59	25
Less: current portion of lease liabilities	(25)	(10)
Non-current portion of lease liabilities	$ 34	$ 15